November 24, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard STAR Funds (the “Trust”) File No. 2-88373

Commissioners:

Enclosed is the 59th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485(a) filing we made on September 27, 2010, to register Admiral, ETF, Signal, and Institutional Plus Shares of Vanguard Total International Stock Index Fund and Institutional Plus Shares of Vanguard Developed Markets Index Fund; and to make material changes to the prospectus for Vanguard LifeStrategy Funds. The purposes of this Amendment are to: 1) address comments of the Commission's Staff regarding the prior Amendment, 2) make a number of non-material editorial changes, and 3) pursuant to Rule 485(b)(1)(iii), designate a new effective date of November 29, 2010 for the previously filed Post-Effective Amendment No. 58.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of November 29, 2010, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-4294.

Sincerely,

Michael J. Drayo

Associate Counsel

The Vanguard Group, Inc.

cc: Christian Sandoe, Esq.

U.S. Securities and Exchange Commission